Income Tax	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax [Line Items]
Income Tax
21.	Income Tax Provision

The tax effects of temporary differences and carryovers that give rise to significant components of net deferred tax assets are as follows.

Deferred Tax Assets	2022	2021
	(in thousands)
NOL Carryforward	$10,745	$7,417
Capital Loss Carryforward	104	104
Stock Compensation	100	88
Interest Expenses	3,026	820
Lease Liabilities	1,907	—
Asset basis differences	582	656
Total Deferred Tax Assets	16,464	9,085
Less: Valuation Allowance	$(14,558)	$(9,085)
Net Deferred Tax Assets	1,906	—
Deferred tax liabilities
Right of use assets	(1,907)	—
Net deferred tax assets (liabilities)	—	—

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

Rate Reconciliation	2022	2021
Book Loss Before Tax	$(36,279)	$(18,415)
US Federal Tax: 21%	(7,619)	(3,867)
State Taxes, net of federal income tax effect: 12.60%	—	—
Tax Effect of:
Permanent Differences	2,577	—
Reversal/Addition of the Prior year tax	578	(2,039)
Tax rate change	—	—
Expiration of Unused Capital Loss Carryforward	—	—
Change in valuation allowance	5,473,	5,707
Foreign tax rate differential	(1,004)	199
Provision For Income Taxes	$5	$—

As of December 31, 2022 the Company has U.S. federal net operating loss carryovers of $14.9 million, less than $1 million of which will expire at various dates beginning in 2034 through 2037 if not utilized. Approximately $14 million of US federal net operating loss carryovers were generated in taxable years beginning after 2017 and have an unlimited carryforward period. As a result of Tax Cuts and Jobs Act (“TCJA”) passed in 2017, net operating losses generated after 2017 have indefinite lives but limited in use to 80% of taxable income each year. Additionally, as of December 31, 2022, the Company has U.S. federal capital loss carryovers of $496 thousand, which will expire in 2023, if not utilized against capital gain.

In accordance with Section 382 of the Internal Revenue Code (“IRC”), deductibility of the Company’s U.S. net operating loss carryovers may be subject to an annual limitation in the event of an ownership change as defined under the IRC Section 382 regulations. The Company is in the process of analyzing the changes in its capital structure to determine whether IRC Section 382 applies, and the effect this potential application has on the use of its net operating loss carryovers. The Company also had foreign net operating loss carryovers of $53.3 million, which includes net operating loss carryovers of $36.7 million and $10.4 million in Ireland and Romania, respectively. The net operating loss carryover in Romania of $10.4 million expires in 2028. The remaining foreign net operating loss carryovers have unlimited carryforward periods.

In connection with the Company’s adoption of ASC 842, the Company has deferred tax liabilities related to the right of use with respect to leased assets, and deferred tax assets related to corresponding lease liabilities. Significant components of such assets and liabilities are as follows:

Netherlands	$596 thousand

Poland	$993 thousand

USA	$175 thousand

Other	$143 thousand

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022, the change in valuation allowance was $5.4 million. The valuation allowance was $14.5 million and $9.09 million as of December 31, 2022 and 2021.

U.S. income tax has not been recognized on the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that is indefinitely reinvested outside the United States. This amount becomes taxable upon a sale of the subsidiary in certain circumstances. Determination of the amount of any unrecognized deferred income tax liability on this temporary difference is not practicable because of the complexities of the hypothetical calculation.

The Company’s non-US subsidiaries are in an accumulated deficit position. As a result of the TJCA, the Company is subject to the Global Intangible-Low Taxed Income Tax, or “GILTI.” Provisions. Pursuant to GILTI, the Company would be required to include foreign subsidiary positive earnings in taxable income whether distributed, subject to certain exclusions. Due to foreign subsidiary deficits incurred in 2022, the Company is not required to include GILTI in computing its 2022 US taxable income.

Penalties and interest assessed by income tax authorities would be included in income tax expense. For the period ended December 31, 2022, the Company did not incur any penalties or interest. As of December 31, 2019, the Company accrued $180 thousand related to noncompliance of administrative filings for their foreign entities for the periods 2012 – 2017 which remains open and recorded on the balance sheet as of December 31, 2022 and 2021.

The Company has no unrecognized tax benefits as of December 31, 2022 and 2021. The Company has not taken uncertain tax positions in the filing of its respective entities’ tax returns.

Clean Earth Acquisitions Corp [Member]
Income Tax [Line Items]
Income Tax

Note 7.    Income Tax

During the nine months ended September 30, 2023 and 2022, the Company recorded a tax provision of $853,922 and $278,308, respectively. The effective tax rate for the nine months ended September 30, 2023 and 2022 was 20.86% and (47.94)%, respectively. During the three months ended September 30, 2023 and 2022, the Company recorded a tax provision of $222,209 and $228,946, respectively. The effective tax rate for the three months ended September 30, 2023 and 2022 was 96.85% and 276.34%, respectively. The Company’s effective tax rate differs from the statutory income tax rate of 21.0% primarily due to the change in valuation allowance against deferred tax assets.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize its deferred tax assets, which primarily consist of net operating loss carryforwards. The Company has considered its history of cumulative net losses, estimated future taxable income and prudent and feasible tax planning strategies and has concluded that it is more likely than not that the Company will not realize the benefits of its deferred tax assets. As a result, as of September 30, 2023 and December 31, 2022, the Company has recorded a full valuation allowance against its net deferred tax assets.

Note 7. Income Tax

The following presents the components of the income tax provision for the year ended December 31, 2022. The income tax provision for the period from May 14, 2021 (inception) through December 31, 2021 was deemed to be de minimis.

December 31,
2022
Current - Federal	$647,731
Current - State	—
Deferred - Federal	(499,117)
Deferred - State	—
Change in Valuation Allowance	499,117
Income Tax Provision	$647,731

The following presents the reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022. The income tax provision for the period from May 14, 2021 (inception) through December 31, 2021 was deemed to be de minimis.

December 31,
2022
Statutory U.S. federal income tax rate	21.00%
Change in valuation allowance	70.53%
Income tax provision	91.53%

The following presents the Company’s net deferred tax assets at December 31, 2022. The income tax provision for the period from May 14, 2021 (inception) through December 31, 2021 was deemed to be de minimis.

December 31,
2022
Capitalized start-up costs	$499,651
Net operating loss carryforward	—
Total deferred tax assets	499,651
Valuation allowance	(499,651)
Deferred tax assets	$—

As of December 31, 2022 the Company has no federal or state net operating loss carryforwards.

Future realization of the tax benefits of existing temporary differences and net operating loss carryforwards ultimately depends on the existence of sufficient taxable income within the carryforward period. As of December 31, 2022, the Company performed an evaluation to determine whether a valuation allowance was needed. The Company considered all available evidence, both positive and negative, which included the results of operations for the current and preceding years. The Company determined that it was not possible to reasonably quantify future taxable income and determined that it is more likely than not that all the deferred tax assets will not be realized. Accordingly, the Company maintained a full valuation allowance as of December 31, 2022.

The following presents the Company’s valuation allowance for the year ended December 31, 2022. The income tax provision for the period from May 14, 2021 (inception) through December 31, 2021 was deemed to be de minimis.

December 31,
2022
Valuation allowance at beginning of year	$534
Increases recorded to income tax provision	499,117
Decreases recorded to income tax provision	—
Valuation allowance at end of year	$499,651

The calculation of tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for both federal taxes and the many states in which the Company operates or does business in.  ASC 740-10 states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.

Uncertain tax positions are recorded as liabilities in accordance with ASC 740-10 and are adjusted upon the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the current estimate of the unrecognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available.  As of December 31, 2022, there are no uncertain tax positions recorded in the financial statements.

The Company recognizes interest and penalties related to unrecognized tax benefits on the income tax expense line in the accompanying statements of operations as required. As of December 31, 2022, there were no significant accrued interest or penalties.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates.  In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable.  There are currently no pending tax examinations.  The Company’s tax years are still open under statute from inception.  The resolution of tax matters is not expected to have a material effect on the Company’s financial statements.